General information - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 brand ₩ / shares	Jul. 14, 2025 USD ($)	Jul. 14, 2025 EUR (€)	Dec. 31, 2024 ₩ / shares	Sep. 02, 2021 ₩ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Number of brands | brand		4
Par value per share (KRW per share) | ₩ / shares		₩ 10,000			₩ 10,000
American depositary shares
Disclosure of subsidiaries [line items]
Number of depositary shares per common share (in shares) | shares						0.05
Par value per share (KRW per share) | ₩ / shares						₩ 10,000
DoubleDown Interactive LLC
Disclosure of subsidiaries [line items]
Total cash consideration | $							$ 825,000
WHOW Games GmbH
Disclosure of subsidiaries [line items]
Total cash consideration			$ 64,302	€ 55.0
WHOW Games GmbH | EUR
Disclosure of subsidiaries [line items]
Closing foreign exchange rate			1.1687	1.1687
Money Market Trust
Disclosure of subsidiaries [line items]
Purchase of investment in subsidiary | $	$ 30,800
DoubleU Games | DoubleDown Interactive Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of ownership	67.10%